Aug. 31, 2014
MFS® U.S. Government Cash Reserve Fund
MFS® U.S. Government Cash Reserve Fund (formerly MFS® Cash Reserve Fund)
SUPPLEMENT TO PROSPECTUS The date of this supplement is June 17, 2015. MFS® U.S. Government Cash Reserve Fund (formerly MFS® Cash Reserve Fund)
Effective September 1, 2015, the first paragraph in the sub-section entitled “Principal Investment Strategies” under the main heading "Summary of Key Information" is restated in its entirety as follows:
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.